Note 9: Equity (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Notes to Consolidated Financial Statements [Abstract]
Net income attributable to common shareowners	$ 1,325,000,000	$ 1,324,000,000	$ 1,318,000,000	$ 1,012,000,000	$ 1,199,000,000	$ 1,198,000,000	$ 1,110,000,000	$ 866,000,000	$ 4,979,000,000	$ 4,373,000,000	$ 3,829,000,000
Transfers to noncontrolling interest - Increase in common stock for purchase of subsidiary shares									3,000,000	0	0
Transfers to noncontrolling interests - Decrease in common stock for purchase of subsidiary shares									(54,000,000)	(12,000,000)	(67,000,000)
Change from net income attributable to common shareowners and transfers to noncontrolling interest									$ 4,928,000,000	$ 4,361,000,000	$ 3,762,000,000